Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 33,737,000	$ 259,000	$ 2,538,000	$ 2,000	$ 36,536,000
UNITED STATES | U.S. Federal Government
Total	18,732,000		1,061,000		19,793,000
CHINA | Government of China
Total	7,125,000				7,125,000
CHINA | Jianping Tax Authority
Total	1,516,000			$ 2,000	1,518,000
SLOVAKIA | Government of the Slovak Republic
Total	181,000	42,000	28,000		251,000
TÜRKIYE | Government of Turkey
Total	5,615,000	175,000	1,439,000		7,229,000
AUSTRALIA | Australia Federal Government
Total	$ 568,000				568,000
AUSTRALIA | Queensland State Government
Total		$ 42,000	$ 10,000		$ 52,000